Summary of Accounting Principles Summary of Accounting Principles (Revenue Recognition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Contract Estimate Adjustment [Line Items]
Increase Decrease Operating Profit Due to Contract Reestimates	$ (240)
Sikorsky [Member]
Contract Estimate Adjustment [Line Items]
Increase Decrease Operating Profit Due to Contract Reestimates	$ (438)